EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted net earnings per share:
Net income	$ 9,636	$ 22,566	$ 11,735
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	46,460,974	46,816,899	45,289,296
Effect of dilutive securities:
Employee stock options and RSUs	1,278,566	1,706,221	2,402,572
Denominator for diluted net earnings per share	47,739,540	48,523,120	47,691,868
Basic net earnings per share	$ 0.21	$ 0.48	$ 0.26
Diluted net earnings per share	$ 0.20	$ 0.47	$ 0.25